SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 234	$ 258
Less - accumulated depreciation	(4)	(2)
Total property and equipment, net	230	256
Computers And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	10	10
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 224	$ 248